LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross	$ 13,175	$ 865
Interest	69	0
Present Value	13,106	865
Less than one year [member]
Gross	12,001	512
Interest	69	0
Present Value	11,932	512
Between one and five years [member]
Gross	1,174	353
Interest	0	0
Present Value	1,174	353
More than five years [member]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0